Performance Management - Soundwatch Hedged Equity Fund	Feb. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following performance information indicates some of the risks of investing in the Fund. The Fund has adopted the historical performance of the Soundwatch Hedged Equity ETF, a series of Trust for Advised Portfolios (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on September 29, 2023 (the “Reorganization”). Prior to the Reorganization, the Fund had not commenced operations and had no assets. As of the date of the Reorganization, the Fund adopted the performance history of the Predecessor Fund and is the performance successor to the Predecessor Fund, which was also advised by the Advisor and had the same investment objective and strategies as the Fund.
The Predecessor Fund adopted the historical performance of the Soundwatch Hedged Equity Fund (the “Prior Predecessor Fund”) as a result of a reorganization (the “Prior Reorganization”) of the Prior Predecessor Fund into the Predecessor Fund on October 24, 2022. As of October 24, 2022, the Predecessor Fund adopted the performance of the Prior Predecessor Fund and was the performance successor to the Prior Predecessor Fund, which was also advised by the Advisor and had the same investment objective and substantially similar strategies as the Fund. The Prior Predecessor Fund operated as a mutual fund and was converted into an ETF as part of the Prior Reorganization.
The bar chart and table below show the Prior Predecessor Fund’s performance until October 24, 2022, the Predecessor Fund’s performance from October 24, 2022 through September 28, 2023, and the Fund’s performance thereafter. The bar chart shows performance for the calendar years ended December 31. The table illustrates how average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance and a more narrow index tailored to the Fund’s investment strategy. Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Updated performance information is available by calling the Fund toll-free at 888-244-4601 and on the Fund’s website at www.soundwatchfunds.com.

Performance Past Does Not Indicate Future [Text]	Past performance, before and after taxes, does not necessarily indicate how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following performance information indicates some of the risks of investing in the Fund.
Performance Additional Market Index [Text]	The table illustrates how average annual returns for the one-year, five-year and since inception periods compare with those of a broad measure of market performance and a more narrow index tailored to the Fund’s investment strategy.
Bar Chart [Heading]	Calendar year ended December 31,
Bar Chart Closing [Text Block]
During the period of time shown in the bar chart, the highest quarterly return was 12.16% for the quarter ended June 30, 2020, and the lowest quarterly return was -11.57% for the quarter ended March 31, 2020.

Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	12.16%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(11.57%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns For the Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).  In certain cases, the figure representing “Return after Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.soundwatchfunds.com
Performance Availability Phone [Text]	888-244-4601